Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	CAD ($)	USD ($)	Common Shares [Member] CAD ($)	Preferred Stock [Member] CAD ($)	Additional Paid-in Capital [Member] CAD ($)	Retained Earnings [Member] CAD ($)	Accumulated Other Comprehensive Loss [Member] CAD ($)	Hydro One [Member] CAD ($)	Non-controlling Interest (Note 25) [Member] CAD ($)
Stock Issued During Period, Value, New Issues	$ 0		$ 8		$ (8)
Ending balance at Dec. 31, 2017	10,231		5,631	$ 418	49	$ 4,090	$ (7)	$ 10,181	$ 50
Beginning balance at Dec. 31, 2016	10,067		5,623	418	34	3,950	(8)	10,017	50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	680					676		676	4
Other comprehensive income	1						1	1
Distributions to noncontrolling interest	(4)								(4)
Dividends on preferred shares	(18)					(18)		(18)
Year ended December 31, 2017 (millions of Canadian dollars)	(518)					(518)		(518)
Stock-based compensation (Note 25)	23				23			23
Stock Issued During Period, Value, New Issues	0		12		(12)
Ending balance at Dec. 31, 2018	9,622		5,643	418	56	3,459	(3)	9,573	49
Beginning balance at Dec. 31, 2017	10,231		$ 5,631	$ 418	49	4,090	(7)	10,181	50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(67)					(71)		(71)	4
Other comprehensive income	4						$ 4	4
Distributions to noncontrolling interest	(5)	$ (5)							$ (5)
Dividends on preferred shares	(18)					$ (18)		(18)
Year ended December 31, 2017 (millions of Canadian dollars)	(542)							(542)
Stock-based compensation (Note 25)	$ 19				$ 19			$ 19